Other Financial Liabilities - Gains (losses) on financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gains (losses) on financial instruments [Line Items]
Realized gain (loss) on derivative instruments	$ (60,453)	$ (34,239)
Unrealized gain (loss) on derivative instruments	(36,046)	(443)
Total realized and unrealized gain (loss) on derivative instruments	(96,499)	(34,682)
Interest rate swaps
Gains (losses) on financial instruments [Line Items]
Realized gain (loss) on derivative instruments	(59,143)	(29,185)
Unrealized gain (loss) on derivative instruments	(41,967)	(56,182)
Foreign currency forward contracts
Gains (losses) on financial instruments [Line Items]
Realized gain (loss) on derivative instruments	(1,310)	(5,054)
Unrealized gain (loss) on derivative instruments	5,921	5,226
Warrants
Gains (losses) on financial instruments [Line Items]
Unrealized gain (loss) on derivative instruments	$ 0	$ 50,513